Concentration of Risk (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Concentration of Risk (Details) [Line Items]
Insurance coverage of credit risk (in Yuan Renminbi)	¥ 500,000
Description of credit risk	cash balance of RMB 224,142,643 (USD 32,183,132) was deposited with financial institutions located in China, of which RMB 207,294,950 (USD 29,764,086) was subject to credit risk. The Hong Kong Deposit Protection Board pays compensation up to a limit of HKD 500,000 (approximately USD 64,000) if the bank with which an individual/a company hold its eligible deposit fails. As of December 31, 2022, cash balance of HKD 330,984,906, approximately RMB 295,668,817 (USD 42,453,094) was maintained at financial institutions in Hong Kong, of which HKD 325,735,709 approximately RMB 290,979,709 (USD 41,779,816) was subject to credit risk. The Singapore Deposit Insurance Corporation Limited (SDIC) insures deposits in a Deposit Insurance (DI) Scheme member bank or finance company up to SGD 75,000 (approximately USD 57,000) per account. As of December 31, 2022, cash balance of SGD 617,117 approximately RMB 3,198,578 (USD 459,262) was maintained at DI Scheme banks in Singapore, of which SGD 443,305 approximately RMB 2,297,696 (USD 329,911) was subject to credit risk. In the US, the insurance coverage of each bank is USD 250,000. As of December 31, 2022, cash balance of USD 61,703 (RMB 429,735) was deposited with a financial institution located in US, none of cash was subject to credit risk. The Company’s short term investments are mainly securities traded in US and Hong Kong markets held in a brokerage account in Hong Kong. The HK securities are protected byInvestor Compensation Fund regulated by Securities and Futures Commission for up to HKD 500,000 per account. As of December 31, 2022, a total of RMB 38,001,974 (USD 5,456,447) short term investments deposited with a securities company located in Hong Kong was subject to credit risk.
Number of customers	3	3
Number of vendor	1	1
Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk percentage			10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customers [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk percentage		32.40%
Concentration risk percentage	35.60%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Customers [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk percentage		15.10%
Concentration risk percentage	16.60%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Three Customers [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk percentage		14.10%
Concentration risk percentage	15.40%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Vendor [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk percentage	10.90%	13.70%	15.60%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Vendor [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk percentage			12.40%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Three Vendor [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk percentage			10.70%
Total Revenues [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customers [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk percentage		13.60%
Concentration risk percentage	15.90%
Accounts Payable [Member]
Concentration of Risk (Details) [Line Items]
Number of vendor	4	4
Accounts Payable [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Vendor [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk percentage		24.60%
Concentration risk percentage	29.70%
Accounts Payable [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Vendor [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk percentage		12.60%
Concentration risk percentage	19.80%
Accounts Payable [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Three Vendor [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk percentage		12.20%
Concentration risk percentage	13.90%
Accounts Payable [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Four vendor [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk percentage		10.70%
Concentration risk percentage	12.60%